Note 3 - Vessels, Net - Summary of Vessels (Details) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Net book value	$ 116,230,333
Depreciation for the period	(5,001,837)	$ (2,687,550)
Net book value	103,068,797
Vessels [Member]
Costs	132,863,067
Accumulated depreciation	(16,632,734)
Net book value	116,230,333
Depreciation for the period	(5,001,837)
Capitalized expenses	408,974
Sale of vessels	(13,402,114)
Sale of vessels	4,833,441
Sale of vessels	(8,568,673)
Costs	119,869,927
Accumulated depreciation	(16,801,130)
Net book value	$ 103,068,797